Note 18 - Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

15. Segment information

The Company operates in one segment. Its products and services are sold throughout the world, through direct and indirect sales channels. The Company’s chief operating decision maker (the “CODM”) is the Chief Executive Officer. The CODM makes operating performance assessment and resource allocation decisions on a global basis. The CODM does not receive discrete financial information about asset allocation, expense allocation or profitability by product or geography.

Revenue by geography is based upon the billing address of the customer. All transfers between geographic regions have been eliminated from consolidated revenue. No customers represented greater than 10% of revenue for the three months ended March 31, 2023 and 2022. The following table sets forth revenue by geographic area:

	Three Months Ended March 31,
	2023	2022
	(in thousands)
Revenue:
North America	$24,436	$21,709
EMEA	19,488	15,342
APAC	15,648	13,240
Total revenue	$59,572	$50,291

The following table sets forth revenue generated from customers by country and represent more than 10% of total consolidated revenue:

	Three Months Ended March 31,
	2023	2022
	(in thousands)
Revenue:
United States	$23,518	21,709
Germany	8,655	5,971
Singapore	6,437	4,200
Japan	5,375	5,895

18. Segment Information

The Company operates in one segment. Its products and services are sold throughout the world, through direct and indirect sales channels. The Company’s chief operating decision maker (the “CODM”) is the Chief Executive Officer. The CODM makes operating performance assessment and resource allocation decisions on a global basis. The CODM does not receive discrete financial information about asset allocation, expense allocation or profitability by product or geography.

Revenue by geography is based upon the billing address of the customer. All transfers between geographic regions have been eliminated from consolidated revenue. No customers represented greater than 10% of revenue for the years ended December 31, 2022, 2021, and 2020. The following table sets forth revenue by geographic area:

	Year Ended December 31,
	2022	2021	2020
	(in thousands)
Revenue:
North America	$102,025	$83,034	$67,823
EMEA	71,635	58,285	42,441
APAC	58,679	50,590	41,269
Total revenue	$232,339	$191,909	$151,533

The following table sets forth revenue generated from customers by country, which represents more than 10% of total consolidated revenue in any period presented:

	Year Ended December 31,
	2022	2021	2020
	(in thousands)
Revenue:
United States	$100,870	$83,034	$67,823
Germany	30,625	23,574	17,650
Japan	21,348	23,360	17,331
Singapore	21,915	16,580	15,376

The following table sets forth property and equipment, net held within the United States, China and foreign countries:

	December 31,	December 31,
	2022	2021
	(in thousands)
Property and equipment, net:
United States	$1,279	$923
China	2,982	2,376
Other	1,276	623
Total property and equipment, net	$5,537	$3,922